Employee Benefits - Employee Share Issuances (Detail)	12 Months Ended
	Dec. 31, 2013 Euro [Member] EUR (€)	Dec. 31, 2012 Euro [Member] EUR (€)	Dec. 31, 2011 Euro [Member] EUR (€)	Dec. 31, 2013 USD [Member] USD ($)		Dec. 31, 2012 USD [Member] USD ($)	Dec. 31, 2011 USD [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditionally outstanding shares, Beginning balance	1,693,610			249,094
Granted	548,786			1,852,320	[1]
Vested/Issued	(635,753)			(628,802)
Forfeited	(62,311)			(92,292)
Conditionally outstanding shares, Ending balance	1,544,332	1,693,610		1,380,320		249,094
Conditionally outstanding shares, Weighted average grant date fair value, Beginning balance	€ 29.92			$ 40.71
Granted, Weighted average grant date fair value	€ 55.83	€ 36.15	€ 28.09	$ 83.58		$ 47.71	$ 39.00
Vested/Issued, Weighted average grant date fair value	€ 26.94			$ 76.12
Forfeited, Weighted average grant date fair value	€ 33.40			$ 78.94
Conditionally outstanding shares, Weighted average grant date fair value, Ending balance	€ 40.21	€ 29.92		$ 79.55		$ 40.71

[1]	USD-denominated grants include 1,634,990 shares with a weighted average fair value of USD 83.94 which have been assumed by ASML as part of the acquisition of Cymer.